Average Annual Total Returns - Class K - BlackRock High Yield Bond Portfolio	Jan. 28, 2021
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.05%
5 Years	8.57%
10 Years	6.79%
Class K Shares
Average Annual Return:
1 Year	5.93%
5 Years	8.01%
10 Years	6.80%
Class K Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.61%
5 Years	5.40%
10 Years	4.10%
Class K Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.43%
5 Years	5.01%
10 Years	4.06%